Subsequent Event (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended					0 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended
	Jan. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 12, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member]	Jun. 24, 2014 Subsequent Event [Member]	Jun. 25, 2014 Subsequent Event [Member]	Apr. 23, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Sep. 04, 2014 Subsequent Event [Member] Hauser Holdings Llc [Member]	May 04, 2014 Subsequent Event [Member] Hauser Holdings Llc [Member]	May 01, 2014 Subsequent Event [Member] Hauser Holdings Llc [Member]	Sep. 04, 2014 Subsequent Event [Member] Bbs Capital Fund Lp [Member]	Jun. 10, 2014 Subsequent Event [Member] Bbs Capital Fund Lp [Member]	Jun. 26, 2014 Subsequent Event [Member] Chief Executive Officer [Member]	Sep. 02, 2014 Subsequent Event [Member] Senior Notes [Member]	May 05, 2014 Subsequent Event [Member] Stock Option [Member]
Subsequent Event [Line Items]
Proceeds from sold undeveloped leased acreage		$ 2,119,200			$ 592,702	$ 34,667	$ 327,734	$ 293,333	$ 2,240,000	$ 58,454	$ 704,700,000,000	$ 2,100,000
Sale of oil and gas property amount received											626,400
Contingent payment											78,300
Gross profit									2,015,276		234,900
Gain on the sale of the property		(1,236,200)			(402,901)	(34,467)	46,398	79,935	1,553,351	12,172	156,600	1,200,000
Gain (Loss) on Disposition of Business					402,901	34,467						1,200,000
Loans															800,000		500,000
Loans due date														Aug. 31, 2014
Debt interest rate															10.00%		10.00%
Option granted	20,000																			30,000
Option exercise price per share																				$ 6.15
New stock issued during the period																		190,477
Stock issued price per share																		$ 10.50
Senior note																			45,000,000
Initial sale of senior note																			16,000,000
Warrants issued to purchase of common stock																			1,300,000
Warrants exercise price																			$ 5.00
Warrants expiration term																			The Company paid a 3% origination fee to the Investor and a 5% cash commission to its advisors on the transaction
Repayment of loan amount													$ 828,222			$ 512,500